DVM-STATSUP-2

Statutory Prospectus Supplement dated May 10, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, and Y shares of the Fund listed below:

Invesco Developing Markets Fund

The Fund will close to new investors, other than in the circumstances outlined below, effective the open of business on June 8, 2017.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on June 8, 2017, the Fund will limit public sales of its shares to certain investors.”

The following information is added under the heading “Other Information”:

“Limited Fund Offering

Effective as of the open of business on June 8, 2017, the Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on June 7, 2017, may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of June 7, 2017. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of June 7, 2017. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of June 7, 2017, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to December 8, 2017.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

DVM-STATSUP-2

AIF-STATSUP-3

Statutory Prospectus Supplement dated May 10, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund	Invesco Greater China Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Macro Allocation Strategy Fund
Invesco Developing Markets Fund	Invesco MLP Fund
Invesco Emerging Markets Equity Fund	Invesco Multi-Asset Income Fund
Invesco Emerging Markets Flexible Bond Fund	Invesco Pacific Growth Fund
Invesco Endeavor Fund	Invesco Select Companies Fund
Invesco Global Infrastructure Fund	Invesco World Bond Fund

Invesco Developing Markets Fund will close to new investors, other than in the circumstances outlined below, effective the open of business on June 8, 2017.

The following sentence is added on the front cover of the Prospectus:

“As of the open of business on June 8, 2017, Invesco Developing Markets Fund will limit public sales of its shares to certain investors.”

The following information is added under the heading “Other Information”:

“Limited Fund Offering (Invesco Developing Markets Fund)

Effective as of the open of business on June 8, 2017, Invesco Developing Markets Fund will close to new investors. Investors should note that the Fund reserves the right to refuse any order that might disrupt the efficient management of the Fund.

Investors who are invested in the Fund on June 7, 2017, may continue to make additional purchases in their accounts.

Any retirement plan may continue to make additional purchases of Fund shares and may add new accounts at the plan level that may purchase Fund shares if the retirement plan had invested in the Fund as of June 7, 2017. Any brokerage firm wrap program may continue to make additional purchases of Fund shares and may add new accounts at the program level that may purchase Fund shares if the brokerage firm wrap program had invested in the Fund as of June 7, 2017. All retirement plans and brokerage firm wrap programs that have approved the Fund as an investment option as of June 7, 2017, but that had not opened an account in the Fund as of that date, may open an account and make purchases of Fund shares, provided that the retirement plan or the brokerage firm wrap program opens its initial account with the Fund prior to December 8, 2017. The Fund may also accept investments by 529 college savings plans managed by the Adviser during this limited offering.

The Fund may resume sale of shares to new investors on a future date if the Adviser determines it is appropriate.”

AIF-STATSUP-3